DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule of Notional and Fair Value Amounts of Outstanding Derivative Instruments

	Notional amount		Fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,
	2020	2019	2020	2019
Option contracts to hedge payroll
expenses ILS	$—	$16,204	$—	$294
expenses INR	15,733	21,904	795	800
Option contracts to hedge lease obligations
expenses ILS	—	1,273	—	19
expenses INR	901	2,006	46	80
Forward contracts to hedge payroll
expenses ILS	67,652	67,139	4,807	1,333
expenses INR	7,866	10,032	168	50
expenses PHP	1,623	2,362	3	64
Forward contracts to hedge lease obligations
expenses INR	451	—	10	—
expenses ILS	—	2,546	—	67
expenses PHP	—	5,354	—	12
	$94,226	$128,820	$5,829	$2,719

Schedule of Fair Value of Derivative Instruments by Balance Sheet Location
The fair value of the Company's outstanding derivative instruments at December 31, 2020 and 2019 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2020	2019
Derivative assets:
Foreign exchange option contracts	Prepaid expenses and other current assets	$841	$1,194
Foreign exchange forward contracts	Prepaid expenses and other current assets	4,988	1,525
Derivative liabilities:
Foreign exchange option contracts	Accrued expenses and other liabilities	—	—
Foreign exchange forward contracts	Accrued expenses and other liabilities	$—	$—

Schedule of Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income
The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2020, 2019 and 2018 is summarized below:

	Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)
	Year Ended December 31,
	2020	2019	2018
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$5,901	$2,108	$(6,059)
Option contracts	(947)	3,387	(2,571)
	4,954	$5,495	$(8,630)

Derivatives in foreign exchange cash flow hedging relationships:

		Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)
		Year Ended December 31,
	Statements of income line item	2020	2019	2018
Option contracts to hedge payroll and facility expenses	Cost of revenues and operating expenses	$(490)	$320	$66
Forward contracts to hedge payroll and facility expenses	Cost of revenues, operating expenses and financial expenses	(1,979)	(749)	4,715
		$(2,469)	$(429)	$4,781